Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Derivative Liability Acitivity	Derivative liability activity for the three months ended March 31, 2026, is summarized in the table below:
December 31, 2025	$399,160
Loss on revaluation	4,388
March 31, 2026	$403,548

Derivative liability activity for the years ended December 31, 2025 and 2024, is summarized in the table below:

December 31, 2023	$152,945
True-up features settled	(152,945)
Establishment upon default provisions	100,551
Loss on revaluation	4,585,124
December 31, 2024	$4,685,675
Gain on revaluation	(4,286,515)
December 31, 2025	$399,160